Pension schemes - Summary of fair value of scheme asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets
Equities	£ 276	£ 1,600
Liability matching assets	1,701	2,681
Property funds and ground leases	651	743
Direct lending, amount contributed to fair value of plan assets	241	208
Cash and cash equivalents	805	152
Other	32	13
Total	3,706	5,397
United Kingdom
Disclosure of fair value of plan assets
Equities	272	1,595
Liability matching assets	899	1,704
Property funds and ground leases	651	743
Direct lending, amount contributed to fair value of plan assets	241	208
Cash and cash equivalents	788	127
Other	1	13
Total	2,852	4,390
Asset backed securities	375	593
Other credit assets	199	205
Government bonds	1,721	1,715
Interest rate swaps	115	2
Short-term sale and repurchase agreements	1,284	808
United States
Disclosure of fair value of plan assets
Equities	4	5
Liability matching assets	802	977
Cash and cash equivalents	17	25
Other	31
Total	£ 854	£ 1,007